Summary of Significant Accounting Policies: Other Property, Plant and Equipment: Schedule of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property, Plant and Equipment:
Schedule of Property, Plant and Equipment

Category of asset	Useful economic lives estimates (minimum years)	Useful economic lives estimates (maximum years)

Buildings	20	45
Land improvements	20	50
Operating machinery and equipment, including transfer devices	7	30
Transportation equipment and vehicles	4	15
Tools, furniture, fixtures and other	4	8